Label	Element	Value
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo California Limited-Term Tax-Free Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, including federal alternative minimum tax (AMT), and California individual income tax;

  up to 20% of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT;

  up to 10% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities whose interest is exempt from federal income tax, including federal AMT, and California individual income tax. Our investment holdings may include municipal securities issued by the state of California and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 2 and 7 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

State Emphasis Risk. Securities issued by a particular state and its subdivisions, authorities, instrumentalities and corporations are subject to the risk of unfavorable developments occurring in such state. Such developments may adversely impact the liquidity and value of the municipal securities in which a Fund invests and, in turn, adversely impact the value of the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2009	+3.27%
Lowest Quarter: 4th Quarter 2008	-0.71%
Year-to-date total return as of 9/30/2016 is +2.17%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo California Limited-Term Tax-Free Fund) | Bloomberg Barclays Municipal 1-5 Year Blend Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.46%
5 Years	rr_AverageAnnualReturnYear05	2.08%
10 Years	rr_AverageAnnualReturnYear10	3.19%
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo California Limited-Term Tax-Free Fund) | Bloomberg Barclays California Municipal 1-5 Year Blend Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.49%
5 Years	rr_AverageAnnualReturnYear05	2.21%
10 Years	rr_AverageAnnualReturnYear10	3.25%
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo California Limited-Term Tax-Free Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.60%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	229
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 938
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2006	rr_AnnualReturn2006	3.57%
Annual Return 2007	rr_AnnualReturn2007	3.29%
Annual Return 2008	rr_AnnualReturn2008	none
Annual Return 2009	rr_AnnualReturn2009	8.73%
Annual Return 2010	rr_AnnualReturn2010	2.46%
Annual Return 2011	rr_AnnualReturn2011	4.72%
Annual Return 2012	rr_AnnualReturn2012	3.57%
Annual Return 2013	rr_AnnualReturn2013	1.41%
Annual Return 2014	rr_AnnualReturn2014	3.74%
Annual Return 2015	rr_AnnualReturn2015	1.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +2.17%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.17%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.27%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.71%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	1.85%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.31%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep. 06, 1996
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo California Limited-Term Tax-Free Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.85%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.31%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep. 06, 1996
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo California Limited-Term Tax-Free Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.81%
5 Years	rr_AverageAnnualReturnYear05	2.86%
10 Years	rr_AverageAnnualReturnYear10	3.21%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep. 06, 1996
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo California Tax-Free Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax and California individual income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, including federal alternative minimum tax (AMT), and California individual income tax;

  up to 20% of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT;

  up to 10% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities whose interest is exempt from federal income tax, including federal AMT, and California individual income tax. Our investment holdings may include municipal securities issued by the state of California and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

The Fund is considered to be non-diversified.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.

State Emphasis Risk. Securities issued by a particular state and its subdivisions, authorities, instrumentalities and corporations are subject to the risk of unfavorable developments occurring in such state. Such developments may adversely impact the liquidity and value of the municipal securities in which a Fund invests and, in turn, adversely impact the value of the Fund's shares.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+8.32%
Lowest Quarter: 4th Quarter 2010	-4.65%
Year-to-date total return as of 9/30/2016 is +4.54%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo California Tax-Free Fund) | Bloomberg Barclays California Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.51%
5 Years	rr_AverageAnnualReturnYear05	6.31%
10 Years	rr_AverageAnnualReturnYear10	4.98%
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo California Tax-Free Fund) | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	4.72%
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo California Tax-Free Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.55%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	222
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	402
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 923
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Annual Return 2006	rr_AnnualReturn2006	5.07%
Annual Return 2007	rr_AnnualReturn2007	2.23%
Annual Return 2008	rr_AnnualReturn2008	(7.84%)
Annual Return 2009	rr_AnnualReturn2009	15.80%
Annual Return 2010	rr_AnnualReturn2010	2.17%
Annual Return 2011	rr_AnnualReturn2011	11.38%
Annual Return 2012	rr_AnnualReturn2012	10.01%
Annual Return 2013	rr_AnnualReturn2013	(0.97%)
Annual Return 2014	rr_AnnualReturn2014	11.89%
Annual Return 2015	rr_AnnualReturn2015	3.55%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +4.54%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.54%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.32%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.65%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
1 Year	rr_AverageAnnualReturnYear01	3.55%
5 Years	rr_AverageAnnualReturnYear05	7.05%
10 Years	rr_AverageAnnualReturnYear10	5.11%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec. 15, 1997
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo California Tax-Free Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.55%
5 Years	rr_AverageAnnualReturnYear05	7.03%
10 Years	rr_AverageAnnualReturnYear10	5.08%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec. 15, 1997
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo California Tax-Free Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.43%
5 Years	rr_AverageAnnualReturnYear05	6.39%
10 Years	rr_AverageAnnualReturnYear10	4.90%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec. 15, 1997
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Colorado Tax-Free Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax and Colorado individual income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, including federal alternative minimum tax (AMT), and Colorado individual income tax;

  up to 20% of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT;

  up to 10% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities whose interest is exempt from federal income tax, including federal AMT, and Colorado individual income tax. Our investment holdings may include municipal securities issued by the state of Colorado and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

The Fund is considered to be non-diversified.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.

State Emphasis Risk. Securities issued by a particular state and its subdivisions, authorities, instrumentalities and corporations are subject to the risk of unfavorable developments occurring in such state. Such developments may adversely impact the liquidity and value of the municipal securities in which a Fund invests and, in turn, adversely impact the value of the Fund's shares.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+6.85%
Lowest Quarter: 4th Quarter 2010	-4.26%
Year-to-date total return as of 9/30/2016 is +4.55%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Colorado Tax-Free Fund) | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	4.72%
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Colorado Tax-Free Fund) | Bloomberg Barclays Colorado Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	6.11%
10 Years	rr_AverageAnnualReturnYear10	5.14%
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Colorado Tax-Free Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.60%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	251
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	456
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,048
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2006	rr_AnnualReturn2006	4.51%
Annual Return 2007	rr_AnnualReturn2007	2.70%
Annual Return 2008	rr_AnnualReturn2008	(5.84%)
Annual Return 2009	rr_AnnualReturn2009	13.50%
Annual Return 2010	rr_AnnualReturn2010	1.27%
Annual Return 2011	rr_AnnualReturn2011	9.40%
Annual Return 2012	rr_AnnualReturn2012	8.40%
Annual Return 2013	rr_AnnualReturn2013	(2.28%)
Annual Return 2014	rr_AnnualReturn2014	11.15%
Annual Return 2015	rr_AnnualReturn2015	3.59%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +4.55%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.55%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.85%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.26%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
1 Year	rr_AverageAnnualReturnYear01	3.59%
5 Years	rr_AverageAnnualReturnYear05	5.94%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug. 23, 1993
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Colorado Tax-Free Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.59%
5 Years	rr_AverageAnnualReturnYear05	5.94%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug. 23, 1993
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Colorado Tax-Free Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.46%
5 Years	rr_AverageAnnualReturnYear05	5.47%
10 Years	rr_AverageAnnualReturnYear10	4.38%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug. 23, 1993
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo High Yield Municipal Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income exempt from federal income tax, and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, but not necessarily federal alternative minimum tax ("AMT");

  up to 20% of the Fund's total assets in securities whose interest is subject to federal AMT;

  at least 50% of the Fund's total assets in municipal securities rated BBB and below or comparable unrated municipal securities; and

  up to 20% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities of states, territories and possessions of the United States whose interest is exempt from federal income tax, but not necessarily federal AMT. A substantial portion of the securities will be rated BBB and below or unrated and deemed by us to be of comparable quality. Securities rated BB and below are often called "high yield" securities or "junk bonds". We may invest in municipal debt of any credit quality. We may also invest a portion of the Fund's total assets in securities whose interest is subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years. "Dollar-weighted average effective maturity" is a measure of the average time until the final payment of principal and interest is due on fixed income securities in the Fund's portfolio.

We may invest up to 20% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investments in inverse floaters to an amount equal to 20% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2014	+5.78%
Lowest Quarter: 2nd Quarter 2015	-0.84%
Year-to-date total return as of 9/30/2016 is +5.22%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo High Yield Municipal Bond Fund) | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	3.10%	[3]
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo High Yield Municipal Bond Fund) | Bloomberg Barclays High Yield Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.81%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%	[3]
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo High Yield Municipal Bond Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.76%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	299
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	538
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,224
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2014	rr_AnnualReturn2014	15.61%
Annual Return 2015	rr_AnnualReturn2015	4.62%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +5.22%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.22%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.78%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 2nd Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.84%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	4.62%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	6.17%	[3]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2013
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo High Yield Municipal Bond Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.44%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	5.92%	[3]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2013
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo High Yield Municipal Bond Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.14%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	5.47%	[3]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2013
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Intermediate Tax/AMT-Free Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, including federal alternative minimum tax (AMT);

  up to 15% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities of states, territories and possessions of the United States whose interest is exempt from federal income tax, including federal AMT. Some of the securities may be below investment grade or unrated and deemed by us to be of comparable quality. Under normal circumstances, we do not invest in securities whose interest is subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 10 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+7.13%
Lowest Quarter: 4th Quarter 2008	-4.15%
Year-to-date total return as of 9/30/2016 is +2.95%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015	[5]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Intermediate Tax/AMT-Free Fund) | Bloomberg Barclays Municipal Bond 1-15 Year Blend Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.83%
5 Years	rr_AverageAnnualReturnYear05	4.28%
10 Years	rr_AverageAnnualReturnYear10	4.42%
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Intermediate Tax/AMT-Free Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.60%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	222
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	398
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 905
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year	[5]
Annual Return 2006	rr_AnnualReturn2006	4.63%
Annual Return 2007	rr_AnnualReturn2007	3.57%
Annual Return 2008	rr_AnnualReturn2008	(5.64%)
Annual Return 2009	rr_AnnualReturn2009	15.41%
Annual Return 2010	rr_AnnualReturn2010	3.49%
Annual Return 2011	rr_AnnualReturn2011	9.34%
Annual Return 2012	rr_AnnualReturn2012	6.64%
Annual Return 2013	rr_AnnualReturn2013	(1.55%)
Annual Return 2014	rr_AnnualReturn2014	7.40%
Annual Return 2015	rr_AnnualReturn2015	2.15%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +2.95%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.95%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.13%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.15%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	2.15%
5 Years	rr_AverageAnnualReturnYear05	4.72%
10 Years	rr_AverageAnnualReturnYear10	4.40%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Intermediate Tax/AMT-Free Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.14%
5 Years	rr_AverageAnnualReturnYear05	4.65%
10 Years	rr_AverageAnnualReturnYear10	4.35%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Intermediate Tax/AMT-Free Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.21%
5 Years	rr_AverageAnnualReturnYear05	4.29%
10 Years	rr_AverageAnnualReturnYear10	4.15%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Minnesota Tax-Free Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax and Minnesota individual income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, including federal alternative minimum tax (AMT), and Minnesota individual income tax;

  up to 20% of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT;

  up to 10% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities whose interest is exempt from federal income tax, including federal AMT, and Minnesota individual income tax. Our investment holdings may include municipal securities issued by the state of Minnesota and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT. While the Fund is required, under normal circumstances, to invest at least 80% of the Fund's net assets in municipal securities whose interest is exempt from Minnesota individual income tax, we currently intend to manage the portfolio so that at least 95% of the income generated by the Fund is exempt from Minnesota individual income tax. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

State Emphasis Risk. Securities issued by a particular state and its subdivisions, authorities, instrumentalities and corporations are subject to the risk of unfavorable developments occurring in such state. Such developments may adversely impact the liquidity and value of the municipal securities in which a Fund invests and, in turn, adversely impact the value of the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+5.89%
Lowest Quarter: 4th Quarter 2010	-3.56%
Year-to-date total return as of 9/30/2016 is +3.27%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Minnesota Tax-Free Fund) | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	4.72%
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Minnesota Tax-Free Fund) | Bloomberg Barclays Municipal Bond: Minnesota Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.02%
5 Years	rr_AverageAnnualReturnYear05	4.62%
10 Years	rr_AverageAnnualReturnYear10	4.55%
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Minnesota Tax-Free Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.60%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	242
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	438
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,004
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2006	rr_AnnualReturn2006	4.40%
Annual Return 2007	rr_AnnualReturn2007	3.17%
Annual Return 2008	rr_AnnualReturn2008	(3.33%)
Annual Return 2009	rr_AnnualReturn2009	12.72%
Annual Return 2010	rr_AnnualReturn2010	2.13%
Annual Return 2011	rr_AnnualReturn2011	9.92%
Annual Return 2012	rr_AnnualReturn2012	6.10%
Annual Return 2013	rr_AnnualReturn2013	(1.03%)
Annual Return 2014	rr_AnnualReturn2014	7.11%
Annual Return 2015	rr_AnnualReturn2015	2.90%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +3.27%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.27%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.89%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.56%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
1 Year	rr_AverageAnnualReturnYear01	2.90%
5 Years	rr_AverageAnnualReturnYear05	4.93%
10 Years	rr_AverageAnnualReturnYear10	4.31%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug. 02, 1993
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Minnesota Tax-Free Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.87%
5 Years	rr_AverageAnnualReturnYear05	4.81%
10 Years	rr_AverageAnnualReturnYear10	4.23%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug. 02, 1993
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Minnesota Tax-Free Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.07%
5 Years	rr_AverageAnnualReturnYear05	4.64%
10 Years	rr_AverageAnnualReturnYear10	4.23%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug. 02, 1993
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Municipal Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

  up to 20% of the Fund's total assets in securities whose interest is subject to federal AMT;

  up to 20% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities of states, territories and possessions of the United States whose interest is exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities whose interest is subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+9.80%
Lowest Quarter: 4th Quarter 2008	-8.36%
Year-to-date total return as of 9/30/2016 is +4.22%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Municipal Bond Fund) | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	4.72%
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Municipal Bond Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.36%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.60%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	220
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	393
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 894
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2006	rr_AnnualReturn2006	6.10%
Annual Return 2007	rr_AnnualReturn2007	2.48%
Annual Return 2008	rr_AnnualReturn2008	(11.49%)
Annual Return 2009	rr_AnnualReturn2009	24.64%
Annual Return 2010	rr_AnnualReturn2010	3.91%
Annual Return 2011	rr_AnnualReturn2011	10.27%
Annual Return 2012	rr_AnnualReturn2012	10.33%
Annual Return 2013	rr_AnnualReturn2013	(1.79%)
Annual Return 2014	rr_AnnualReturn2014	11.35%
Annual Return 2015	rr_AnnualReturn2015	3.31%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +4.22%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.22%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.80%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.36%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	3.31%
5 Years	rr_AverageAnnualReturnYear05	6.57%
10 Years	rr_AverageAnnualReturnYear10	5.53%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Municipal Bond Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.18%
5 Years	rr_AverageAnnualReturnYear05	6.35%
10 Years	rr_AverageAnnualReturnYear10	5.37%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Municipal Bond Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	5.87%
10 Years	rr_AverageAnnualReturnYear10	5.16%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Short-Term Municipal Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

  up to 20% of the Fund's total assets in securities whose interest is subject to federal AMT;

  up to 15% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in short-term municipal securities of states, territories and possessions of the United States whose interest is exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities whose interest is subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 3 years or less.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2009	+3.29%
Lowest Quarter: 4th Quarter 2008	-2.06%
Year-to-date total return as of 9/30/2016 is +0.89%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015	[6]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Short-Term Municipal Bond Fund) | Bloomberg Barclays 1-3 Year Composite Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.90%
5 Years	rr_AverageAnnualReturnYear05	1.34%
10 Years	rr_AverageAnnualReturnYear10	2.56%
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Short-Term Municipal Bond Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.32%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.60%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	212
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	375
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 850
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year	[6]
Annual Return 2006	rr_AnnualReturn2006	3.44%
Annual Return 2007	rr_AnnualReturn2007	3.75%
Annual Return 2008	rr_AnnualReturn2008	(1.39%)
Annual Return 2009	rr_AnnualReturn2009	10.56%
Annual Return 2010	rr_AnnualReturn2010	2.64%
Annual Return 2011	rr_AnnualReturn2011	3.24%
Annual Return 2012	rr_AnnualReturn2012	2.42%
Annual Return 2013	rr_AnnualReturn2013	0.71%
Annual Return 2014	rr_AnnualReturn2014	1.46%
Annual Return 2015	rr_AnnualReturn2015	0.46%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +0.89%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.89%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.29%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.06%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	0.46%
5 Years	rr_AverageAnnualReturnYear05	1.65%
10 Years	rr_AverageAnnualReturnYear10	2.68%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Short-Term Municipal Bond Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.43%
5 Years	rr_AverageAnnualReturnYear05	1.61%
10 Years	rr_AverageAnnualReturnYear10	2.65%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Short-Term Municipal Bond Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.69%
5 Years	rr_AverageAnnualReturnYear05	1.58%
10 Years	rr_AverageAnnualReturnYear10	2.63%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Strategic Municipal Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT);

  up to 35% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We may also invest:

  any amount in securities whose interest is subject to federal AMT.

We invest principally in municipal securities of states, territories and possessions of the United States whose interest is exempt from regular federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest any amount of the Fund's total assets in securities whose interest is subject to federal AMT. We may use futures for duration and yield curve management.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund's overall dollar-weighted average effective duration to be 6 years or less.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2009	+2.49%
Lowest Quarter: 4th Quarter 2008	-0.94%
Year-to-date total return as of 9/30/2016 is +2.09%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015	[8]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Strategic Municipal Bond Fund) | Bloomberg Barclays Short-Intermediate Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.20%
5 Years	rr_AverageAnnualReturnYear05	3.16%
10 Years	rr_AverageAnnualReturnYear10	3.86%
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Strategic Municipal Bond Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.69%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	236
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	416
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 936
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year	[8]
Annual Return 2006	rr_AnnualReturn2006	3.97%
Annual Return 2007	rr_AnnualReturn2007	3.58%
Annual Return 2008	rr_AnnualReturn2008	(0.14%)
Annual Return 2009	rr_AnnualReturn2009	7.19%
Annual Return 2010	rr_AnnualReturn2010	2.59%
Annual Return 2011	rr_AnnualReturn2011	5.26%
Annual Return 2012	rr_AnnualReturn2012	4.48%
Annual Return 2013	rr_AnnualReturn2013	0.74%
Annual Return 2014	rr_AnnualReturn2014	4.69%
Annual Return 2015	rr_AnnualReturn2015	1.55%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +2.09%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.09%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.49%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.94%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	1.55%
5 Years	rr_AverageAnnualReturnYear05	3.33%
10 Years	rr_AverageAnnualReturnYear10	3.37%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 06, 1997
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Strategic Municipal Bond Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.46%
5 Years	rr_AverageAnnualReturnYear05	3.13%
10 Years	rr_AverageAnnualReturnYear10	3.27%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 06, 1997
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Strategic Municipal Bond Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.55%
5 Years	rr_AverageAnnualReturnYear05	2.97%
10 Years	rr_AverageAnnualReturnYear10	3.21%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 06, 1997
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Ultra Short-Term Municipal Income Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax, consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

  up to 20% of the Fund's total assets in securities whose interest is subject to federal AMT; and

  up to 10% of the Fund's total assets in below investment-grade municipal securities.

We invest principally in short-term municipal securities of states, territories and possessions of the United States whose interest is exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities whose interest is subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 1 year or less.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2009	+2.38%
Lowest Quarter: 2nd Quarter 2015	-0.22%
Year-to-date total return as of 9/30/2016 is +0.28%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015	[10]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Ultra Short-Term Municipal Income Fund) | Bloomberg Barclays 1 Year Municipal Bond Index (1-2) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.61%
5 Years	rr_AverageAnnualReturnYear05	0.88%
10 Years	rr_AverageAnnualReturnYear10	2.11%
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Ultra Short-Term Municipal Income Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.60%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	212
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	375
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 850
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year	[10]
Annual Return 2006	rr_AnnualReturn2006	3.50%
Annual Return 2007	rr_AnnualReturn2007	4.14%
Annual Return 2008	rr_AnnualReturn2008	2.68%
Annual Return 2009	rr_AnnualReturn2009	5.92%
Annual Return 2010	rr_AnnualReturn2010	1.28%
Annual Return 2011	rr_AnnualReturn2011	1.36%
Annual Return 2012	rr_AnnualReturn2012	0.81%
Annual Return 2013	rr_AnnualReturn2013	0.38%
Annual Return 2014	rr_AnnualReturn2014	0.35%
Annual Return 2015	rr_AnnualReturn2015	0.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +0.28%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.28%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.38%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 2nd Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.22%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	0.18%
5 Years	rr_AverageAnnualReturnYear05	0.61%
10 Years	rr_AverageAnnualReturnYear10	2.04%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Ultra Short-Term Municipal Income Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.17%
5 Years	rr_AverageAnnualReturnYear05	0.60%
10 Years	rr_AverageAnnualReturnYear10	2.03%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WFA Municipal Income Funds - Administrator Class) | (Wells Fargo Ultra Short-Term Municipal Income Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.26%
5 Years	rr_AverageAnnualReturnYear05	0.60%
10 Years	rr_AverageAnnualReturnYear10	2.03%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo California Limited-Term Tax-Free Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, including federal alternative minimum tax (AMT), and California individual income tax;

  up to 20% of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT;

  up to 10% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities whose interest is exempt from federal income tax, including federal AMT, and California individual income tax. Our investment holdings may include municipal securities issued by the state of California and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 2 and 7 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

State Emphasis Risk. Securities issued by a particular state and its subdivisions, authorities, instrumentalities and corporations are subject to the risk of unfavorable developments occurring in such state. Such developments may adversely impact the liquidity and value of the municipal securities in which a Fund invests and, in turn, adversely impact the value of the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2009	+3.27%
Lowest Quarter: 4th Quarter 2008	-0.71%
Year-to-date total return as of 9/30/2016 is +2.25%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015	[12]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo California Limited-Term Tax-Free Fund) | Bloomberg Barclays Municipal 1-5 Year Blend Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.46%
5 Years	rr_AverageAnnualReturnYear05	2.08%
10 Years	rr_AverageAnnualReturnYear10	3.19%
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo California Limited-Term Tax-Free Fund) | Bloomberg Barclays California Municipal 1-5 Year Blend Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.49%
5 Years	rr_AverageAnnualReturnYear05	2.21%
10 Years	rr_AverageAnnualReturnYear10	3.25%
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo California Limited-Term Tax-Free Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.50%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 628
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for the Institutional Class as of 12/31 each year	[12]
Annual Return 2006	rr_AnnualReturn2006	3.57%
Annual Return 2007	rr_AnnualReturn2007	3.29%
Annual Return 2008	rr_AnnualReturn2008	none
Annual Return 2009	rr_AnnualReturn2009	8.73%
Annual Return 2010	rr_AnnualReturn2010	2.46%
Annual Return 2011	rr_AnnualReturn2011	4.72%
Annual Return 2012	rr_AnnualReturn2012	3.57%
Annual Return 2013	rr_AnnualReturn2013	1.41%
Annual Return 2014	rr_AnnualReturn2014	3.75%
Annual Return 2015	rr_AnnualReturn2015	1.95%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +2.25%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.25%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.27%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.71%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	1.95%
5 Years	rr_AverageAnnualReturnYear05	3.07%
10 Years	rr_AverageAnnualReturnYear10	3.32%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2014
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo California Limited-Term Tax-Free Fund) | Institutional Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.95%
5 Years	rr_AverageAnnualReturnYear05	3.07%
10 Years	rr_AverageAnnualReturnYear10	3.32%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2014
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo California Limited-Term Tax-Free Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.91%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	3.22%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2014
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo California Tax-Free Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax and California individual income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, including federal alternative minimum tax (AMT), and California individual income tax;

  up to 20% of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT;

  up to 10% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities whose interest is exempt from federal income tax, including federal AMT, and California individual income tax. Our investment holdings may include municipal securities issued by the state of California and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

The Fund is considered to be non-diversified.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.

State Emphasis Risk. Securities issued by a particular state and its subdivisions, authorities, instrumentalities and corporations are subject to the risk of unfavorable developments occurring in such state. Such developments may adversely impact the liquidity and value of the municipal securities in which a Fund invests and, in turn, adversely impact the value of the Fund's shares.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+8.32%
Lowest Quarter: 4th Quarter 2010	-4.65%
Year-to-date total return as of 9/30/2016 is +4.59%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015	[12]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo California Tax-Free Fund) | Bloomberg Barclays California Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.51%
5 Years	rr_AverageAnnualReturnYear05	6.31%
10 Years	rr_AverageAnnualReturnYear10	4.98%
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo California Tax-Free Fund) | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	4.72%
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo California Tax-Free Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.48%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	156
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	273
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 615
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for the Institutional Class as of 12/31 each year	[12]
Annual Return 2006	rr_AnnualReturn2006	5.07%
Annual Return 2007	rr_AnnualReturn2007	2.23%
Annual Return 2008	rr_AnnualReturn2008	(7.84%)
Annual Return 2009	rr_AnnualReturn2009	15.80%
Annual Return 2010	rr_AnnualReturn2010	2.17%
Annual Return 2011	rr_AnnualReturn2011	11.38%
Annual Return 2012	rr_AnnualReturn2012	10.01%
Annual Return 2013	rr_AnnualReturn2013	(0.97%)
Annual Return 2014	rr_AnnualReturn2014	11.88%
Annual Return 2015	rr_AnnualReturn2015	3.63%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +4.59%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.59%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.32%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.65%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
1 Year	rr_AverageAnnualReturnYear01	3.63%
5 Years	rr_AverageAnnualReturnYear05	7.06%
10 Years	rr_AverageAnnualReturnYear10	5.12%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2014
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo California Tax-Free Fund) | Institutional Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.63%
5 Years	rr_AverageAnnualReturnYear05	7.04%
10 Years	rr_AverageAnnualReturnYear10	5.09%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2014
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo California Tax-Free Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.51%
5 Years	rr_AverageAnnualReturnYear05	6.40%
10 Years	rr_AverageAnnualReturnYear10	4.91%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2014
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Colorado Tax-Free Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax and Colorado individual income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, including federal alternative minimum tax (AMT), and Colorado individual income tax;

  up to 20% of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT;

  up to 10% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities whose interest is exempt from federal income tax, including federal AMT, and Colorado individual income tax. Our investment holdings may include municipal securities issued by the state of Colorado and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

The Fund is considered to be non-diversified.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.

State Emphasis Risk. Securities issued by a particular state and its subdivisions, authorities, instrumentalities and corporations are subject to the risk of unfavorable developments occurring in such state. Such developments may adversely impact the liquidity and value of the municipal securities in which a Fund invests and, in turn, adversely impact the value of the Fund's shares.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+6.85%
Lowest Quarter: 4th Quarter 2010	-4.26%
Year-to-date total return as of 9/30/2016 is +4.55%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015	[14]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Colorado Tax-Free Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	4.72%
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Colorado Tax-Free Fund) | Barclays Colorado Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	6.11%
10 Years	rr_AverageAnnualReturnYear10	5.14%
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Colorado Tax-Free Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.52%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	184
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	327
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 742
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class as of 12/31 each year	[14]
Annual Return 2006	rr_AnnualReturn2006	4.51%
Annual Return 2007	rr_AnnualReturn2007	2.70%
Annual Return 2008	rr_AnnualReturn2008	(5.84%)
Annual Return 2009	rr_AnnualReturn2009	13.50%
Annual Return 2010	rr_AnnualReturn2010	1.27%
Annual Return 2011	rr_AnnualReturn2011	9.40%
Annual Return 2012	rr_AnnualReturn2012	8.40%
Annual Return 2013	rr_AnnualReturn2013	(2.28%)
Annual Return 2014	rr_AnnualReturn2014	11.15%
Annual Return 2015	rr_AnnualReturn2015	3.59%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +4.55%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.55%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.85%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.26%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
1 Year	rr_AverageAnnualReturnYear01	3.59%
5 Years	rr_AverageAnnualReturnYear05	5.94%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Colorado Tax-Free Fund) | Institutional Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.59%
5 Years	rr_AverageAnnualReturnYear05	5.94%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Colorado Tax-Free Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.46%
5 Years	rr_AverageAnnualReturnYear05	5.47%
10 Years	rr_AverageAnnualReturnYear10	4.38%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo High Yield Municipal Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income exempt from federal income tax, and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, but not necessarily federal alternative minimum tax ("AMT");

  up to 20% of the Fund's total assets in securities whose interest is subject to federal AMT;

  at least 50% of the Fund's total assets in municipal securities rated BBB and below or comparable unrated municipal securities; and

  up to 20% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities of states, territories and possessions of the United States whose interest is exempt from federal income tax, but not necessarily federal AMT. A substantial portion of the securities will be rated BBB and below or unrated and deemed by us to be of comparable quality. Securities rated BB and below are often called "high yield" securities or "junk bonds". We may invest in municipal debt of any credit quality. We may also invest a portion of the Fund's total assets in securities whose interest is subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years. "Dollar-weighted average effective maturity" is a measure of the average time until the final payment of principal and interest is due on fixed income securities in the Fund's portfolio.

We may invest up to 20% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investments in inverse floaters to an amount equal to 20% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2014	+5.93%
Lowest Quarter: 2nd Quarter 2015	-0.71%
Year-to-date total return as of 9/30/2016 is +5.24%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo High Yield Municipal Bond Fund) | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	3.10%	[3]
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo High Yield Municipal Bond Fund) | Bloomberg Barclays High Yield Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.81%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%	[3]
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo High Yield Municipal Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.61%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	226
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	403
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 917
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for the Institutional Class as of 12/31 each year
Annual Return 2014	rr_AnnualReturn2014	15.90%
Annual Return 2015	rr_AnnualReturn2015	4.78%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +5.24%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.24%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.93%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 2nd Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.71%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	4.78%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	6.34%	[3]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2013
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo High Yield Municipal Bond Fund) | Institutional Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.60%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%	[3]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2013
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo High Yield Municipal Bond Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.29%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	5.63%	[3]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2013
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Intermediate Tax/AMT-Free Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[16]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, including federal alternative minimum tax (AMT);

  up to 15% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities of states, territories and possessions of the United States whose interest is exempt from federal income tax, including federal AMT. Some of the securities may be below investment grade or unrated and deemed by us to be of comparable quality. Under normal circumstances, we do not invest in securities whose interest is subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 10 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+7.07%
Lowest Quarter: 4th Quarter 2008	-4.10%
Year-to-date total return as of 9/30/2016 is +2.98%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015	[17]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Intermediate Tax/AMT-Free Fund) | Bloomberg Barclays Municipal Bond 1-15 Year Blend Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.83%
5 Years	rr_AverageAnnualReturnYear05	4.28%
10 Years	rr_AverageAnnualReturnYear10	4.42%
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Intermediate Tax/AMT-Free Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.45%	[18]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	149
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	261
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 590
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for the Institutional Class as of 12/31 each year	[17]
Annual Return 2006	rr_AnnualReturn2006	4.63%
Annual Return 2007	rr_AnnualReturn2007	3.57%
Annual Return 2008	rr_AnnualReturn2008	(5.42%)
Annual Return 2009	rr_AnnualReturn2009	15.50%
Annual Return 2010	rr_AnnualReturn2010	3.67%
Annual Return 2011	rr_AnnualReturn2011	9.64%
Annual Return 2012	rr_AnnualReturn2012	6.83%
Annual Return 2013	rr_AnnualReturn2013	(1.37%)
Annual Return 2014	rr_AnnualReturn2014	7.50%
Annual Return 2015	rr_AnnualReturn2015	2.42%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +2.98%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.98%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.07%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.10%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	2.42%
5 Years	rr_AverageAnnualReturnYear05	4.93%
10 Years	rr_AverageAnnualReturnYear10	4.55%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Intermediate Tax/AMT-Free Fund) | Institutional Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.40%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	4.49%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Intermediate Tax/AMT-Free Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.44%
5 Years	rr_AverageAnnualReturnYear05	4.48%
10 Years	rr_AverageAnnualReturnYear10	4.30%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Minnesota Tax-Free Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax and Minnesota individual income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, including federal alternative minimum tax (AMT), and Minnesota individual income tax;

  up to 20% of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT;

  up to 10% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities whose interest is exempt from federal income tax, including federal AMT, and Minnesota individual income tax. Our investment holdings may include municipal securities issued by the state of Minnesota and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT. While the Fund is required, under normal circumstances, to invest at least 80% of the Fund's net assets in municipal securities whose interest is exempt from Minnesota individual income tax, we currently intend to manage the portfolio so that at least 95% of the income generated by the Fund is exempt from Minnesota individual income tax. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

State Emphasis Risk. Securities issued by a particular state and its subdivisions, authorities, instrumentalities and corporations are subject to the risk of unfavorable developments occurring in such state. Such developments may adversely impact the liquidity and value of the municipal securities in which a Fund invests and, in turn, adversely impact the value of the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+5.89%
Lowest Quarter: 4th Quarter 2010	-3.56%
Year-to-date total return as of 9/30/2016 is +3.27%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015	[19]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Minnesota Tax-Free Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	4.72%
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Minnesota Tax-Free Fund) | Barclays Municipal Bond: Minnesota Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.02%
5 Years	rr_AverageAnnualReturnYear05	4.62%
10 Years	rr_AverageAnnualReturnYear10	4.55%
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Minnesota Tax-Free Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.52%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	175
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	309
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 698
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class as of 12/31 each year	[19]
Annual Return 2006	rr_AnnualReturn2006	4.40%
Annual Return 2007	rr_AnnualReturn2007	3.17%
Annual Return 2008	rr_AnnualReturn2008	(3.33%)
Annual Return 2009	rr_AnnualReturn2009	12.72%
Annual Return 2010	rr_AnnualReturn2010	2.13%
Annual Return 2011	rr_AnnualReturn2011	9.92%
Annual Return 2012	rr_AnnualReturn2012	6.10%
Annual Return 2013	rr_AnnualReturn2013	(1.03%)
Annual Return 2014	rr_AnnualReturn2014	7.11%
Annual Return 2015	rr_AnnualReturn2015	2.90%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +3.27%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.27%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.89%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.56%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
1 Year	rr_AverageAnnualReturnYear01	2.90%
5 Years	rr_AverageAnnualReturnYear05	4.93%
10 Years	rr_AverageAnnualReturnYear10	4.31%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Minnesota Tax-Free Fund) | Institutional Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.87%
5 Years	rr_AverageAnnualReturnYear05	4.81%
10 Years	rr_AverageAnnualReturnYear10	4.23%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Minnesota Tax-Free Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.07%
5 Years	rr_AverageAnnualReturnYear05	4.64%
10 Years	rr_AverageAnnualReturnYear10	4.23%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Municipal Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

  up to 20% of the Fund's total assets in securities whose interest is subject to federal AMT;

  up to 20% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities of states, territories and possessions of the United States whose interest is exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities whose interest is subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+9.86%
Lowest Quarter: 4th Quarter 2008	-8.22%
Year-to-date total return as of 9/30/2016 is +4.33%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015	[20]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Municipal Bond Fund) | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	4.72%
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Municipal Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.36%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.46%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	148
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 579
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class as of 12/31 each year	[20]
Annual Return 2006	rr_AnnualReturn2006	5.76%
Annual Return 2007	rr_AnnualReturn2007	2.17%
Annual Return 2008	rr_AnnualReturn2008	(11.42%)
Annual Return 2009	rr_AnnualReturn2009	24.71%
Annual Return 2010	rr_AnnualReturn2010	4.03%
Annual Return 2011	rr_AnnualReturn2011	10.41%
Annual Return 2012	rr_AnnualReturn2012	10.59%
Annual Return 2013	rr_AnnualReturn2013	(1.66%)
Annual Return 2014	rr_AnnualReturn2014	11.39%
Annual Return 2015	rr_AnnualReturn2015	3.55%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +4.33%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.33%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.86%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.22%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	3.55%
5 Years	rr_AverageAnnualReturnYear05	6.73%
10 Years	rr_AverageAnnualReturnYear10	5.57%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Municipal Bond Fund) | Institutional Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.43%
5 Years	rr_AverageAnnualReturnYear05	6.52%
10 Years	rr_AverageAnnualReturnYear10	5.41%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Municipal Bond Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.50%
5 Years	rr_AverageAnnualReturnYear05	6.03%
10 Years	rr_AverageAnnualReturnYear10	5.20%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo North Carolina Tax-Free Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax and North Carolina individual income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, including federal alternative minimum tax (AMT), and North Carolina individual income tax;

  up to 20% of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT;

  up to 10% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities whose interest is exempt from federal income tax, including federal AMT, and North Carolina individual income tax. Our investment holdings may include municipal securities issued by the state of North Carolina and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. Some of the securities may be below investment-grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

The Fund is considered to be non-diversified.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.

State Emphasis Risk. Securities issued by a particular state and its subdivisions, authorities, instrumentalities and corporations are subject to the risk of unfavorable developments occurring in such state. Such developments may adversely impact the liquidity and value of the municipal securities in which a Fund invests and, in turn, adversely impact the value of the Fund's shares.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+6.61%
Lowest Quarter: 4th Quarter 2010	-4.50%
Year-to-date total return as of 9/30/2016 is +2.65%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015	[22]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo North Carolina Tax-Free Fund) | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	4.72%
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo North Carolina Tax-Free Fund) | Bloomberg Barclays N. Carolina Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.89%
5 Years	rr_AverageAnnualReturnYear05	4.63%
10 Years	rr_AverageAnnualReturnYear10	4.55%
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo North Carolina Tax-Free Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.54%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	193
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	342
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 778
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for the Institutional Class as of 12/31 each year	[22]
Annual Return 2006	rr_AnnualReturn2006	4.43%
Annual Return 2007	rr_AnnualReturn2007	1.15%
Annual Return 2008	rr_AnnualReturn2008	(6.00%)
Annual Return 2009	rr_AnnualReturn2009	12.84%
Annual Return 2010	rr_AnnualReturn2010	2.19%
Annual Return 2011	rr_AnnualReturn2011	9.88%
Annual Return 2012	rr_AnnualReturn2012	7.49%
Annual Return 2013	rr_AnnualReturn2013	(1.78%)
Annual Return 2014	rr_AnnualReturn2014	8.88%
Annual Return 2015	rr_AnnualReturn2015	3.23%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +2.65%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.65%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.61%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.50%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
1 Year	rr_AverageAnnualReturnYear01	3.23%
5 Years	rr_AverageAnnualReturnYear05	5.45%
10 Years	rr_AverageAnnualReturnYear10	4.10%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb. 28, 1994
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo North Carolina Tax-Free Fund) | Institutional Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.23%
5 Years	rr_AverageAnnualReturnYear05	5.43%
10 Years	rr_AverageAnnualReturnYear10	4.08%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb. 28, 1994
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo North Carolina Tax-Free Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.31%
5 Years	rr_AverageAnnualReturnYear05	5.05%
10 Years	rr_AverageAnnualReturnYear10	4.02%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb. 28, 1994
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Pennsylvania Tax-Free Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax and Pennsylvania individual income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, including federal alternative minimum tax (AMT), and Pennsylvania individual income tax;

  up to 20% of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT;

  up to 10% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities whose interest is exempt from federal income tax, including federal AMT, and Pennsylvania individual income tax. Our investment holdings may include municipal securities issued by the Commonwealth of Pennsylvania and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

State Emphasis Risk. Securities issued by a particular state and its subdivisions, authorities, instrumentalities and corporations are subject to the risk of unfavorable developments occurring in such state. Such developments may adversely impact the liquidity and value of the municipal securities in which a Fund invests and, in turn, adversely impact the value of the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+9.24%
Lowest Quarter: 4th Quarter 2008	-4.83%
Year-to-date total return as of 9/30/2016 is +3.42%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015	[23]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Pennsylvania Tax-Free Fund) | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	4.72%
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Pennsylvania Tax-Free Fund) | Bloomberg Barclays Pennsylvania Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	5.53%
10 Years	rr_AverageAnnualReturnYear10	4.91%
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Pennsylvania Tax-Free Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.49%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	175
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	310
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 706
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class as of 12/31 each year	[23]
Annual Return 2006	rr_AnnualReturn2006	4.41%
Annual Return 2007	rr_AnnualReturn2007	1.50%
Annual Return 2008	rr_AnnualReturn2008	(8.65%)
Annual Return 2009	rr_AnnualReturn2009	18.31%
Annual Return 2010	rr_AnnualReturn2010	2.97%
Annual Return 2011	rr_AnnualReturn2011	10.85%
Annual Return 2012	rr_AnnualReturn2012	8.49%
Annual Return 2013	rr_AnnualReturn2013	(1.81%)
Annual Return 2014	rr_AnnualReturn2014	10.45%
Annual Return 2015	rr_AnnualReturn2015	3.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +3.42%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.42%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.24%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.83%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	3.92%
5 Years	rr_AverageAnnualReturnYear05	6.27%
10 Years	rr_AverageAnnualReturnYear10	4.80%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 24, 1997
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Pennsylvania Tax-Free Fund) | Institutional Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.92%
5 Years	rr_AverageAnnualReturnYear05	6.26%
10 Years	rr_AverageAnnualReturnYear10	4.79%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 24, 1997
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Pennsylvania Tax-Free Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.84%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	4.67%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 24, 1997
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Short-Term Municipal Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

  up to 20% of the Fund's total assets in securities whose interest is subject to federal AMT;

  up to 15% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in short-term municipal securities of states, territories and possessions of the United States whose interest is exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities whose interest is subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 3 years or less.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2009	+3.34%
Lowest Quarter: 4th Quarter 2008	-2.01%
Year-to-date total return as of 9/30/2016 is +1.04%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015	[24]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Short-Term Municipal Bond Fund) | Bloomberg Barclays 1-3 Year Composite Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.90%
5 Years	rr_AverageAnnualReturnYear05	1.34%
10 Years	rr_AverageAnnualReturnYear10	2.56%
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Short-Term Municipal Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.32%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.42%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.40%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	133
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	233
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 528
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class as of 12/31 each year	[24]
Annual Return 2006	rr_AnnualReturn2006	3.65%
Annual Return 2007	rr_AnnualReturn2007	3.96%
Annual Return 2008	rr_AnnualReturn2008	(1.20%)
Annual Return 2009	rr_AnnualReturn2009	10.78%
Annual Return 2010	rr_AnnualReturn2010	2.85%
Annual Return 2011	rr_AnnualReturn2011	3.34%
Annual Return 2012	rr_AnnualReturn2012	2.62%
Annual Return 2013	rr_AnnualReturn2013	0.91%
Annual Return 2014	rr_AnnualReturn2014	1.76%
Annual Return 2015	rr_AnnualReturn2015	0.75%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +1.04%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.04%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.34%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.01%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	0.75%
5 Years	rr_AverageAnnualReturnYear05	1.87%
10 Years	rr_AverageAnnualReturnYear10	2.90%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Short-Term Municipal Bond Fund) | Institutional Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.72%
5 Years	rr_AverageAnnualReturnYear05	1.83%
10 Years	rr_AverageAnnualReturnYear10	2.87%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Short-Term Municipal Bond Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.93%
5 Years	rr_AverageAnnualReturnYear05	1.80%
10 Years	rr_AverageAnnualReturnYear10	2.83%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Strategic Municipal Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT);

  up to 35% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We may also invest:

  any amount in securities whose interest is subject to federal AMT.

We invest principally in municipal securities of states, territories and possessions of the United States whose interest is exempt from regular federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest any amount of the Fund's total assets in securities whose interest is subject to federal AMT. We may use futures for duration and yield curve management.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund's overall dollar-weighted average effective duration to be 6 years or less.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2009	+2.49%
Lowest Quarter: 4th Quarter 2008	-0.94%
Year-to-date total return as of 9/30/2016 is +2.25%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015	[25]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Strategic Municipal Bond Fund) | Bloomberg Barclays Short-Intermediate Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.20%
5 Years	rr_AverageAnnualReturnYear05	3.16%
10 Years	rr_AverageAnnualReturnYear10	3.86%
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Strategic Municipal Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.49%	[26]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 616
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class as of 12/31 each year	[25]
Annual Return 2006	rr_AnnualReturn2006	3.97%
Annual Return 2007	rr_AnnualReturn2007	3.58%
Annual Return 2008	rr_AnnualReturn2008	(0.14%)
Annual Return 2009	rr_AnnualReturn2009	7.19%
Annual Return 2010	rr_AnnualReturn2010	2.59%
Annual Return 2011	rr_AnnualReturn2011	5.26%
Annual Return 2012	rr_AnnualReturn2012	4.49%
Annual Return 2013	rr_AnnualReturn2013	0.95%
Annual Return 2014	rr_AnnualReturn2014	4.90%
Annual Return 2015	rr_AnnualReturn2015	1.87%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +2.25%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.25%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.49%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.94%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	1.87%
5 Years	rr_AverageAnnualReturnYear05	3.48%
10 Years	rr_AverageAnnualReturnYear10	3.45%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Strategic Municipal Bond Fund) | Institutional Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.77%
5 Years	rr_AverageAnnualReturnYear05	3.28%
10 Years	rr_AverageAnnualReturnYear10	3.34%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Strategic Municipal Bond Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.82%
5 Years	rr_AverageAnnualReturnYear05	3.11%
10 Years	rr_AverageAnnualReturnYear10	3.28%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Ultra Short-Term Municipal Income Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax, consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

  up to 20% of the Fund's total assets in securities whose interest is subject to federal AMT; and

  up to 10% of the Fund's total assets in below investment-grade municipal securities.

We invest principally in short-term municipal securities of states, territories and possessions of the United States whose interest is exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities whose interest is subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 1 year or less.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2009	+2.43%
Lowest Quarter: 2nd Quarter 2015	-0.16%
Year-to-date total return as of 9/30/2016 is +0.45%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Ultra Short-Term Municipal Income Fund) | Bloomberg Barclays 1 Year Municipal Bond Index (1-2) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.61%
5 Years	rr_AverageAnnualReturnYear05	0.88%
10 Years	rr_AverageAnnualReturnYear10	2.11%
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Ultra Short-Term Municipal Income Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.42%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.37%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	130
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	230
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 525
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Annual Return 2006	rr_AnnualReturn2006	3.70%
Annual Return 2007	rr_AnnualReturn2007	4.35%
Annual Return 2008	rr_AnnualReturn2008	2.89%
Annual Return 2009	rr_AnnualReturn2009	6.13%
Annual Return 2010	rr_AnnualReturn2010	1.51%
Annual Return 2011	rr_AnnualReturn2011	1.59%
Annual Return 2012	rr_AnnualReturn2012	1.04%
Annual Return 2013	rr_AnnualReturn2013	0.61%
Annual Return 2014	rr_AnnualReturn2014	0.58%
Annual Return 2015	rr_AnnualReturn2015	0.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +0.45%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.45%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.43%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 2nd Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.16%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	0.41%
5 Years	rr_AverageAnnualReturnYear05	0.84%
10 Years	rr_AverageAnnualReturnYear10	2.26%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2000
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Ultra Short-Term Municipal Income Fund) | Institutional Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	0.83%
10 Years	rr_AverageAnnualReturnYear10	2.25%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2000
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Ultra Short-Term Municipal Income Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.48%
5 Years	rr_AverageAnnualReturnYear05	0.83%
10 Years	rr_AverageAnnualReturnYear10	2.23%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2000
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Wisconsin Tax-Free Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax and Wisconsin individual income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, including federal alternative minimum tax (AMT), and Wisconsin individual income tax;

  up to 20% of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT;

  up to 10% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities whose interest is exempt from federal income tax, including federal AMT, and Wisconsin individual income tax. Our investment holdings may include municipal securities issued by the state of Wisconsin and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States or any other state that would be exempt from Wisconsin taxes. The Fund may invest in debt obligations issued by Puerto Rico. As part of our investment strategy, we may purchase appropriation bonds including municipal leases. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

The Fund is considered to be non-diversified.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.

Puerto Rico Municipal Securities Risk. Events in Puerto Rico are likely to affect a Fund's investments in Puerto Rico municipal securities. The majority of Puerto Rico's debt is issued by the major public agencies that are responsible for many of the island's public functions, such as water, wastewater, highways, electricity, education and public construction. Certain risks specific to Puerto Rico include persistent budget deficits and related fiscal and financial challenges, a high unemployment rate, and significant underfunded pension liabilities.

State Emphasis Risk. Securities issued by a particular state and its subdivisions, authorities, instrumentalities and corporations are subject to the risk of unfavorable developments occurring in such state. Such developments may adversely impact the liquidity and value of the municipal securities in which a Fund invests and, in turn, adversely impact the value of the Fund's shares.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+4.25%
Lowest Quarter: 4th Quarter 2010	-2.40%
Year-to-date total return as of 9/30/2016 is +2.58%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015 (returns reflect applicable sales charges)	[27]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Wisconsin Tax-Free Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	4.72%
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Wisconsin Tax-Free Fund) | Barclays Municipal Bond: Wisconsin Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.18%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	4.81%
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Wisconsin Tax-Free Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.52%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	184
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	327
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 742
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class as of 12/31 each year	[27]
Annual Return 2006	rr_AnnualReturn2006	4.56%
Annual Return 2007	rr_AnnualReturn2007	3.28%
Annual Return 2008	rr_AnnualReturn2008	(1.76%)
Annual Return 2009	rr_AnnualReturn2009	10.71%
Annual Return 2010	rr_AnnualReturn2010	2.65%
Annual Return 2011	rr_AnnualReturn2011	7.87%
Annual Return 2012	rr_AnnualReturn2012	4.41%
Annual Return 2013	rr_AnnualReturn2013	(1.12%)
Annual Return 2014	rr_AnnualReturn2014	6.95%
Annual Return 2015	rr_AnnualReturn2015	2.67%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +2.58%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.58%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.25%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.40%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
1 Year	rr_AverageAnnualReturnYear01	(1.99%)
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Wisconsin Tax-Free Fund) | Institutional Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.00%)
5 Years	rr_AverageAnnualReturnYear05	3.01%
10 Years	rr_AverageAnnualReturnYear10	3.36%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
(WFA Municipal Income Funds - Institutional Class) | (Wells Fargo Wisconsin Tax-Free Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.19%)
5 Years	rr_AverageAnnualReturnYear05	3.02%
10 Years	rr_AverageAnnualReturnYear10	3.35%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo California Limited-Term Tax-Free Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 59 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.40% if redeemed within 12 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, including federal alternative minimum tax (AMT), and California individual income tax;

  up to 20% of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT;

  up to 10% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities whose interest is exempt from federal income tax, including federal AMT, and California individual income tax. Our investment holdings may include municipal securities issued by the state of California and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 2 and 7 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

State Emphasis Risk. Securities issued by a particular state and its subdivisions, authorities, instrumentalities and corporations are subject to the risk of unfavorable developments occurring in such state. Such developments may adversely impact the liquidity and value of the municipal securities in which a Fund invests and, in turn, adversely impact the value of the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2009	+3.17%
Lowest Quarter: 4th Quarter 2008	-0.75%
Year-to-date total return as of 9/30/2016 is +2.01%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo California Limited-Term Tax-Free Fund) | Bloomberg Barclays Municipal 1-5 Year Blend Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.46%
5 Years	rr_AverageAnnualReturnYear05	2.08%
10 Years	rr_AverageAnnualReturnYear10	3.19%
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo California Limited-Term Tax-Free Fund) | Bloomberg Barclays California Municipal 1-5 Year Blend Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.49%
5 Years	rr_AverageAnnualReturnYear05	2.21%
10 Years	rr_AverageAnnualReturnYear10	3.25%
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo California Limited-Term Tax-Free Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[28]
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.80%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 280
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	457
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	648
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,202
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2006	rr_AnnualReturn2006	3.22%
Annual Return 2007	rr_AnnualReturn2007	3.04%
Annual Return 2008	rr_AnnualReturn2008	(0.19%)
Annual Return 2009	rr_AnnualReturn2009	8.38%
Annual Return 2010	rr_AnnualReturn2010	2.24%
Annual Return 2011	rr_AnnualReturn2011	4.49%
Annual Return 2012	rr_AnnualReturn2012	3.44%
Annual Return 2013	rr_AnnualReturn2013	1.22%
Annual Return 2014	rr_AnnualReturn2014	3.50%
Annual Return 2015	rr_AnnualReturn2015	1.65%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +2.01%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.01%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.17%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.75%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(0.37%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	2.87%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 18, 1992
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo California Limited-Term Tax-Free Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.37%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	2.87%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 18, 1992
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo California Limited-Term Tax-Free Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.45%
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	2.81%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 18, 1992
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo California Limited-Term Tax-Free Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.55%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 258
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	858
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,876
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	496
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	858
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,876
1 Year	rr_AverageAnnualReturnYear01	(0.11%)
5 Years	rr_AverageAnnualReturnYear05	2.08%
10 Years	rr_AverageAnnualReturnYear10	2.32%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2002
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo California Tax-Free Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax and California individual income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 59 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, including federal alternative minimum tax (AMT), and California individual income tax;

  up to 20% of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT;

  up to 10% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities whose interest is exempt from federal income tax, including federal AMT, and California individual income tax. Our investment holdings may include municipal securities issued by the state of California and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

The Fund is considered to be non-diversified.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.

State Emphasis Risk. Securities issued by a particular state and its subdivisions, authorities, instrumentalities and corporations are subject to the risk of unfavorable developments occurring in such state. Such developments may adversely impact the liquidity and value of the municipal securities in which a Fund invests and, in turn, adversely impact the value of the Fund's shares.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+8.26%
Lowest Quarter: 4th Quarter 2010	-4.71%
Year-to-date total return as of 9/30/2016 is +4.38%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo California Tax-Free Fund) | Bloomberg Barclays California Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.51%
5 Years	rr_AverageAnnualReturnYear05	6.31%
10 Years	rr_AverageAnnualReturnYear10	4.98%
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo California Tax-Free Fund) | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	4.72%
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo California Tax-Free Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[30]
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.75%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 523
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	693
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	878
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,412
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2006	rr_AnnualReturn2006	4.90%
Annual Return 2007	rr_AnnualReturn2007	1.97%
Annual Return 2008	rr_AnnualReturn2008	(8.10%)
Annual Return 2009	rr_AnnualReturn2009	15.43%
Annual Return 2010	rr_AnnualReturn2010	2.03%
Annual Return 2011	rr_AnnualReturn2011	11.17%
Annual Return 2012	rr_AnnualReturn2012	9.80%
Annual Return 2013	rr_AnnualReturn2013	(1.27%)
Annual Return 2014	rr_AnnualReturn2014	11.78%
Annual Return 2015	rr_AnnualReturn2015	3.26%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +4.38%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.38%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.26%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.71%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
1 Year	rr_AverageAnnualReturnYear01	(1.42%)
5 Years	rr_AverageAnnualReturnYear05	5.84%
10 Years	rr_AverageAnnualReturnYear10	4.40%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 06, 1988
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo California Tax-Free Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.42%)
5 Years	rr_AverageAnnualReturnYear05	5.82%
10 Years	rr_AverageAnnualReturnYear10	4.37%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 06, 1988
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo California Tax-Free Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.47%
5 Years	rr_AverageAnnualReturnYear05	5.36%
10 Years	rr_AverageAnnualReturnYear10	4.27%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 06, 1988
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo California Tax-Free Fund) | Class B
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.50%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 653
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	789
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,049
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,565
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	489
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	849
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,565
1 Year	rr_AverageAnnualReturnYear01	(2.43%)
5 Years	rr_AverageAnnualReturnYear05	5.72%
10 Years	rr_AverageAnnualReturnYear10	4.34%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec. 15, 1997
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo California Tax-Free Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.50%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 253
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	489
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	849
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,861
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	489
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	849
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,861
1 Year	rr_AverageAnnualReturnYear01	1.57%
5 Years	rr_AverageAnnualReturnYear05	6.04%
10 Years	rr_AverageAnnualReturnYear10	4.10%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 01, 1993
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Colorado Tax-Free Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax and Colorado individual income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 59 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, including federal alternative minimum tax (AMT), and Colorado individual income tax;

  up to 20% of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT;

  up to 10% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities whose interest is exempt from federal income tax, including federal AMT, and Colorado individual income tax. Our investment holdings may include municipal securities issued by the state of Colorado and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

The Fund is considered to be non-diversified.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.

State Emphasis Risk. Securities issued by a particular state and its subdivisions, authorities, instrumentalities and corporations are subject to the risk of unfavorable developments occurring in such state. Such developments may adversely impact the liquidity and value of the municipal securities in which a Fund invests and, in turn, adversely impact the value of the Fund's shares.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+6.78%
Lowest Quarter: 4th Quarter 2010	-4.32%
Year-to-date total return as of 9/30/2016 is +4.36%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015 (returns reflect applicable sales charges)	[31]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Colorado Tax-Free Fund) | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	4.72%
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Colorado Tax-Free Fund) | Bloomberg Barclays Colorado Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	6.11%
10 Years	rr_AverageAnnualReturnYear10	5.14%
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Colorado Tax-Free Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[30]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.85%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 533
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	725
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	934
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,535
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)	[31]
Annual Return 2006	rr_AnnualReturn2006	4.25%
Annual Return 2007	rr_AnnualReturn2007	2.44%
Annual Return 2008	rr_AnnualReturn2008	(6.08%)
Annual Return 2009	rr_AnnualReturn2009	13.22%
Annual Return 2010	rr_AnnualReturn2010	1.02%
Annual Return 2011	rr_AnnualReturn2011	9.13%
Annual Return 2012	rr_AnnualReturn2012	8.13%
Annual Return 2013	rr_AnnualReturn2013	(2.53%)
Annual Return 2014	rr_AnnualReturn2014	10.87%
Annual Return 2015	rr_AnnualReturn2015	3.33%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +4.36%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.36%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.78%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.32%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
1 Year	rr_AverageAnnualReturnYear01	(1.32%)
5 Years	rr_AverageAnnualReturnYear05	4.71%
10 Years	rr_AverageAnnualReturnYear10	3.74%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 31, 1995
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Colorado Tax-Free Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.32%)
5 Years	rr_AverageAnnualReturnYear05	4.71%
10 Years	rr_AverageAnnualReturnYear10	3.74%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 31, 1995
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Colorado Tax-Free Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.51%
5 Years	rr_AverageAnnualReturnYear05	4.42%
10 Years	rr_AverageAnnualReturnYear10	3.72%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 31, 1995
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Colorado Tax-Free Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.60%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	522
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	905
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,980
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	522
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	905
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,980
1 Year	rr_AverageAnnualReturnYear01	1.56%
5 Years	rr_AverageAnnualReturnYear05	4.91%
10 Years	rr_AverageAnnualReturnYear10	3.43%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo High Yield Municipal Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income exempt from federal income tax, and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 59 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, but not necessarily federal alternative minimum tax ("AMT");

  up to 20% of the Fund's total assets in securities whose interest is subject to federal AMT;

  at least 50% of the Fund's total assets in municipal securities rated BBB and below or comparable unrated municipal securities; and

  up to 20% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities of states, territories and possessions of the United States whose interest is exempt from federal income tax, but not necessarily federal AMT. A substantial portion of the securities will be rated BBB and below or unrated and deemed by us to be of comparable quality. Securities rated BB and below are often called "high yield" securities or "junk bonds". We may invest in municipal debt of any credit quality. We may also invest a portion of the Fund's total assets in securities whose interest is subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years. "Dollar-weighted average effective maturity" is a measure of the average time until the final payment of principal and interest is due on fixed income securities in the Fund's portfolio.

We may invest up to 20% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investments in inverse floaters to an amount equal to 20% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2014	+5.86%
Lowest Quarter: 2nd Quarter 2015	-0.77%
Year-to-date total return as of 9/30/2016 is +5.05%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo High Yield Municipal Bond Fund) | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	3.10%	[3]
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo High Yield Municipal Bond Fund) | Bloomberg Barclays High Yield Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.81%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%	[3]
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo High Yield Municipal Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[30]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.86%	[32]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 534
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	757
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	998
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,689
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2014	rr_AnnualReturn2014	15.61%
Annual Return 2015	rr_AnnualReturn2015	4.52%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +5.05%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.05%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.86%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 2nd Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.77%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	(0.15%)
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	4.41%	[3]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2013
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo High Yield Municipal Bond Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.32%)
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%	[3]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2013
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo High Yield Municipal Bond Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.33%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%	[3]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2013
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo High Yield Municipal Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.61%	[32]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 264
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	554
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	970
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,130
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	164
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	554
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	970
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,130
1 Year	rr_AverageAnnualReturnYear01	2.74%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%	[3]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2013
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Intermediate Tax/AMT-Free Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 59 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.50% if redeemed within 12 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, including federal alternative minimum tax (AMT);

  up to 15% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities of states, territories and possessions of the United States whose interest is exempt from federal income tax, including federal AMT. Some of the securities may be below investment grade or unrated and deemed by us to be of comparable quality. Under normal circumstances, we do not invest in securities whose interest is subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 10 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+7.00%
Lowest Quarter: 4th Quarter 2008	-4.27%
Year-to-date total return as of 9/30/2016 is +2.87%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015 (returns reflect applicable sales charges)	[33]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Intermediate Tax/AMT-Free Fund) | Bloomberg Barclays Municipal Bond 1-15 Year Blend Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.83%
5 Years	rr_AverageAnnualReturnYear05	4.28%
10 Years	rr_AverageAnnualReturnYear10	4.42%
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Intermediate Tax/AMT-Free Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[34]
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.70%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 369
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	538
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	721
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,251
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)	[33]
Annual Return 2006	rr_AnnualReturn2006	4.63%
Annual Return 2007	rr_AnnualReturn2007	3.57%
Annual Return 2008	rr_AnnualReturn2008	(5.72%)
Annual Return 2009	rr_AnnualReturn2009	15.19%
Annual Return 2010	rr_AnnualReturn2010	3.38%
Annual Return 2011	rr_AnnualReturn2011	9.34%
Annual Return 2012	rr_AnnualReturn2012	6.44%
Annual Return 2013	rr_AnnualReturn2013	(1.65%)
Annual Return 2014	rr_AnnualReturn2014	7.30%
Annual Return 2015	rr_AnnualReturn2015	2.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +2.87%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.87%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.00%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.27%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(1.01%)
5 Years	rr_AverageAnnualReturnYear05	3.98%
10 Years	rr_AverageAnnualReturnYear10	3.99%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2007
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Intermediate Tax/AMT-Free Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.02%)
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	3.93%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2007
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Intermediate Tax/AMT-Free Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.35%
5 Years	rr_AverageAnnualReturnYear05	3.67%
10 Years	rr_AverageAnnualReturnYear10	3.80%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2007
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Intermediate Tax/AMT-Free Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.45%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 248
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	835
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,837
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	148
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	480
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	835
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,837
1 Year	rr_AverageAnnualReturnYear01	0.29%
5 Years	rr_AverageAnnualReturnYear05	3.84%
10 Years	rr_AverageAnnualReturnYear10	3.54%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2007
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Minnesota Tax-Free Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax and Minnesota individual income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 59 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, including federal alternative minimum tax (AMT), and Minnesota individual income tax;

  up to 20% of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT;

  up to 10% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities whose interest is exempt from federal income tax, including federal AMT, and Minnesota individual income tax. Our investment holdings may include municipal securities issued by the state of Minnesota and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT. While the Fund is required, under normal circumstances, to invest at least 80% of the Fund's net assets in municipal securities whose interest is exempt from Minnesota individual income tax, we currently intend to manage the portfolio so that at least 95% of the income generated by the Fund is exempt from Minnesota individual income tax. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

State Emphasis Risk. Securities issued by a particular state and its subdivisions, authorities, instrumentalities and corporations are subject to the risk of unfavorable developments occurring in such state. Such developments may adversely impact the liquidity and value of the municipal securities in which a Fund invests and, in turn, adversely impact the value of the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+5.82%
Lowest Quarter: 4th Quarter 2010	-3.71%
Year-to-date total return as of 9/30/2016 is +3.08%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Minnesota Tax-Free Fund) | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	4.72%
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Minnesota Tax-Free Fund) | Bloomberg Barclays Municipal Bond: Minnesota Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.02%
5 Years	rr_AverageAnnualReturnYear05	4.62%
10 Years	rr_AverageAnnualReturnYear10	4.55%
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Minnesota Tax-Free Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[30]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.85%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 533
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	717
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	917
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,493
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2006	rr_AnnualReturn2006	4.24%
Annual Return 2007	rr_AnnualReturn2007	2.82%
Annual Return 2008	rr_AnnualReturn2008	(3.47%)
Annual Return 2009	rr_AnnualReturn2009	12.32%
Annual Return 2010	rr_AnnualReturn2010	1.88%
Annual Return 2011	rr_AnnualReturn2011	9.75%
Annual Return 2012	rr_AnnualReturn2012	5.83%
Annual Return 2013	rr_AnnualReturn2013	(1.36%)
Annual Return 2014	rr_AnnualReturn2014	6.85%
Annual Return 2015	rr_AnnualReturn2015	2.64%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +3.08%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.08%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.82%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.71%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
1 Year	rr_AverageAnnualReturnYear01	(1.97%)
5 Years	rr_AverageAnnualReturnYear05	3.71%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 12, 1988
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Minnesota Tax-Free Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.00%)
5 Years	rr_AverageAnnualReturnYear05	3.59%
10 Years	rr_AverageAnnualReturnYear10	3.49%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 12, 1988
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Minnesota Tax-Free Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.14%
5 Years	rr_AverageAnnualReturnYear05	3.61%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 12, 1988
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Minnesota Tax-Free Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.60%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	513
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	888
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,940
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	513
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	888
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,940
1 Year	rr_AverageAnnualReturnYear01	0.88%
5 Years	rr_AverageAnnualReturnYear05	3.89%
10 Years	rr_AverageAnnualReturnYear10	3.27%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Municipal Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 59 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

  up to 20% of the Fund's total assets in securities whose interest is subject to federal AMT;

  up to 20% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities of states, territories and possessions of the United States whose interest is exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities whose interest is subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+9.76%
Lowest Quarter: 4th Quarter 2008	-8.40%
Year-to-date total return as of 9/30/2016 is +4.10%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Municipal Bond Fund) | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	4.72%
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Municipal Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[30]
Management Fees	rr_ManagementFeesOverAssets	0.36%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.75%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 523
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	687
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	865
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,380
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2006	rr_AnnualReturn2006	5.71%
Annual Return 2007	rr_AnnualReturn2007	2.23%
Annual Return 2008	rr_AnnualReturn2008	(11.74%)
Annual Return 2009	rr_AnnualReturn2009	24.46%
Annual Return 2010	rr_AnnualReturn2010	3.64%
Annual Return 2011	rr_AnnualReturn2011	10.11%
Annual Return 2012	rr_AnnualReturn2012	10.28%
Annual Return 2013	rr_AnnualReturn2013	(1.94%)
Annual Return 2014	rr_AnnualReturn2014	11.08%
Annual Return 2015	rr_AnnualReturn2015	3.26%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +4.10%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.10%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.76%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.40%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(1.37%)
5 Years	rr_AverageAnnualReturnYear05	5.45%
10 Years	rr_AverageAnnualReturnYear10	4.84%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Municipal Bond Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.49%)
5 Years	rr_AverageAnnualReturnYear05	5.24%
10 Years	rr_AverageAnnualReturnYear10	4.68%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Municipal Bond Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.53%
5 Years	rr_AverageAnnualReturnYear05	4.93%
10 Years	rr_AverageAnnualReturnYear10	4.55%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Municipal Bond Fund) | Class B
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.36%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.50%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 653
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	783
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,036
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	483
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	836
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,534
1 Year	rr_AverageAnnualReturnYear01	(2.51%)
5 Years	rr_AverageAnnualReturnYear05	5.31%
10 Years	rr_AverageAnnualReturnYear10	4.78%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Municipal Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.36%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.50%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 253
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	836
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,831
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	483
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	836
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,831
1 Year	rr_AverageAnnualReturnYear01	1.49%
5 Years	rr_AverageAnnualReturnYear05	5.64%
10 Years	rr_AverageAnnualReturnYear10	4.54%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo North Carolina Tax-Free Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax and North Carolina individual income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 59 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, including federal alternative minimum tax (AMT), and North Carolina individual income tax;

  up to 20% of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT;

  up to 10% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities whose interest is exempt from federal income tax, including federal AMT, and North Carolina individual income tax. Our investment holdings may include municipal securities issued by the state of North Carolina and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. Some of the securities may be below investment-grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

The Fund is considered to be non-diversified.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.

State Emphasis Risk. Securities issued by a particular state and its subdivisions, authorities, instrumentalities and corporations are subject to the risk of unfavorable developments occurring in such state. Such developments may adversely impact the liquidity and value of the municipal securities in which a Fund invests and, in turn, adversely impact the value of the Fund's shares.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+6.55%
Lowest Quarter: 4th Quarter 2010	-4.57%
Year-to-date total return as of 9/30/2016 is +2.41%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015 (returns reflect applicable sales charges)	[35]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo North Carolina Tax-Free Fund) | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	4.72%
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo North Carolina Tax-Free Fund) | Bloomberg Barclays N. Carolina Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.89%
5 Years	rr_AverageAnnualReturnYear05	4.63%
10 Years	rr_AverageAnnualReturnYear10	4.55%
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo North Carolina Tax-Free Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[30]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.85%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 533
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	732
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	947
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,565
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)	[35]
Annual Return 2006	rr_AnnualReturn2006	4.14%
Annual Return 2007	rr_AnnualReturn2007	0.90%
Annual Return 2008	rr_AnnualReturn2008	(6.23%)
Annual Return 2009	rr_AnnualReturn2009	12.56%
Annual Return 2010	rr_AnnualReturn2010	1.91%
Annual Return 2011	rr_AnnualReturn2011	9.54%
Annual Return 2012	rr_AnnualReturn2012	7.16%
Annual Return 2013	rr_AnnualReturn2013	(2.19%)
Annual Return 2014	rr_AnnualReturn2014	8.66%
Annual Return 2015	rr_AnnualReturn2015	2.91%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +2.41%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.41%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.55%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.57%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
1 Year	rr_AverageAnnualReturnYear01	(1.69%)
5 Years	rr_AverageAnnualReturnYear05	4.16%
10 Years	rr_AverageAnnualReturnYear10	3.32%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 11, 1993
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo North Carolina Tax-Free Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.69%)
5 Years	rr_AverageAnnualReturnYear05	4.15%
10 Years	rr_AverageAnnualReturnYear10	3.30%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 11, 1993
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo North Carolina Tax-Free Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.33%
5 Years	rr_AverageAnnualReturnYear05	3.95%
10 Years	rr_AverageAnnualReturnYear10	3.33%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 11, 1993
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo North Carolina Tax-Free Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.60%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	528
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	918
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,010
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	528
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	918
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,010
1 Year	rr_AverageAnnualReturnYear01	1.14%
5 Years	rr_AverageAnnualReturnYear05	4.34%
10 Years	rr_AverageAnnualReturnYear10	3.03%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2002
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Pennsylvania Tax-Free Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax and Pennsylvania individual income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 59 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, including federal alternative minimum tax (AMT), and Pennsylvania individual income tax;

  up to 20% of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT;

  up to 10% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities whose interest is exempt from federal income tax, including federal AMT, and Pennsylvania individual income tax. Our investment holdings may include municipal securities issued by the Commonwealth of Pennsylvania and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

State Emphasis Risk. Securities issued by a particular state and its subdivisions, authorities, instrumentalities and corporations are subject to the risk of unfavorable developments occurring in such state. Such developments may adversely impact the liquidity and value of the municipal securities in which a Fund invests and, in turn, adversely impact the value of the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+9.17%
Lowest Quarter: 4th Quarter 2008	-4.89%
Year-to-date total return as of 9/30/2016 is +3.23%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015 (returns reflect applicable sales charges)	[36]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Pennsylvania Tax-Free Fund) | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	4.72%
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Pennsylvania Tax-Free Fund) | Bloomberg Barclays Pennsylvania Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	5.53%
10 Years	rr_AverageAnnualReturnYear10	4.91%
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Pennsylvania Tax-Free Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[30]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.74%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 522
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	709
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	911
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,494
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)	[36]
Annual Return 2006	rr_AnnualReturn2006	4.12%
Annual Return 2007	rr_AnnualReturn2007	1.25%
Annual Return 2008	rr_AnnualReturn2008	(8.88%)
Annual Return 2009	rr_AnnualReturn2009	18.02%
Annual Return 2010	rr_AnnualReturn2010	2.71%
Annual Return 2011	rr_AnnualReturn2011	10.57%
Annual Return 2012	rr_AnnualReturn2012	8.22%
Annual Return 2013	rr_AnnualReturn2013	(2.06%)
Annual Return 2014	rr_AnnualReturn2014	10.17%
Annual Return 2015	rr_AnnualReturn2015	3.66%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +3.23%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.23%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.17%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.89%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(1.01%)
5 Years	rr_AverageAnnualReturnYear05	5.04%
10 Years	rr_AverageAnnualReturnYear10	4.05%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec. 27, 1990
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Pennsylvania Tax-Free Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.01%)
5 Years	rr_AverageAnnualReturnYear05	5.03%
10 Years	rr_AverageAnnualReturnYear10	4.04%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec. 27, 1990
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Pennsylvania Tax-Free Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.87%
5 Years	rr_AverageAnnualReturnYear05	4.75%
10 Years	rr_AverageAnnualReturnYear10	4.00%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec. 27, 1990
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Pennsylvania Tax-Free Fund) | Class B
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.49%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 652
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	805
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,082
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,647
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	152
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	882
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,647
1 Year	rr_AverageAnnualReturnYear01	(2.20%)
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	3.99%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb. 01, 1993
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Pennsylvania Tax-Free Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.49%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 252
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	882
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,941
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	152
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	882
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,941
1 Year	rr_AverageAnnualReturnYear01	1.89%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	3.76%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb. 01, 1993
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Short-Term Municipal Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 59 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[37]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

  up to 20% of the Fund's total assets in securities whose interest is subject to federal AMT;

  up to 15% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in short-term municipal securities of states, territories and possessions of the United States whose interest is exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities whose interest is subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 3 years or less.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2009	+3.15%
Lowest Quarter: 4th Quarter 2008	-2.25%
Year-to-date total return as of 9/30/2016 is +0.31%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015 (returns reflect applicable sales charges)	[38]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class C shares. After-tax returns for the Class A shares will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class C shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Short-Term Municipal Bond Fund) | Bloomberg Barclays 1-3 Year Comp Muni Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.90%
5 Years	rr_AverageAnnualReturnYear05	1.34%
10 Years	rr_AverageAnnualReturnYear10	2.56%
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Short-Term Municipal Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.32%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.63%	[39]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	423
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	597
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,101
1 Year	rr_AverageAnnualReturnYear01	(1.47%)
5 Years	rr_AverageAnnualReturnYear05	1.26%
10 Years	rr_AverageAnnualReturnYear10	2.52%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 18, 2008
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Short-Term Municipal Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.32%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.38%	[39]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 241
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	807
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,780
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	141
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	462
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	807
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,780
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class C as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)	[38]
Annual Return 2006	rr_AnnualReturn2006	2.73%
Annual Return 2007	rr_AnnualReturn2007	3.04%
Annual Return 2008	rr_AnnualReturn2008	(2.19%)
Annual Return 2009	rr_AnnualReturn2009	9.66%
Annual Return 2010	rr_AnnualReturn2010	1.87%
Annual Return 2011	rr_AnnualReturn2011	2.47%
Annual Return 2012	rr_AnnualReturn2012	1.55%
Annual Return 2013	rr_AnnualReturn2013	(0.05%)
Annual Return 2014	rr_AnnualReturn2014	0.80%
Annual Return 2015	rr_AnnualReturn2015	(0.21%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +0.31%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.31%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.15%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.25%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(0.21%)
5 Years	rr_AverageAnnualReturnYear05	0.91%
10 Years	rr_AverageAnnualReturnYear10	1.93%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2003
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Short-Term Municipal Bond Fund) | Class C | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.24%)
5 Years	rr_AverageAnnualReturnYear05	0.87%
10 Years	rr_AverageAnnualReturnYear10	1.90%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2003
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Short-Term Municipal Bond Fund) | Class C | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.02%)
5 Years	rr_AverageAnnualReturnYear05	0.84%
10 Years	rr_AverageAnnualReturnYear10	1.86%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2003
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Strategic Municipal Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 59 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT);

  up to 35% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We may also invest:

  any amount in securities whose interest is subject to federal AMT.

We invest principally in municipal securities of states, territories and possessions of the United States whose interest is exempt from regular federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest any amount of the Fund's total assets in securities whose interest is subject to federal AMT. We may use futures for duration and yield curve management.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund's overall dollar-weighted average effective duration to be 6 years or less.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2009	+2.42%
Lowest Quarter: 4th Quarter 2008	-1.00%
Year-to-date total return as of 9/30/2016 is +1.99%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015 (returns reflect applicable sales charges)	[40]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Strategic Municipal Bond Fund) | Bloomberg Barclays Short-Intermediate Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.20%
5 Years	rr_AverageAnnualReturnYear05	3.16%
10 Years	rr_AverageAnnualReturnYear10	3.86%
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Strategic Municipal Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[41]
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.82%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 530
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	700
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	885
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,418
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)	[40]
Annual Return 2006	rr_AnnualReturn2006	3.57%
Annual Return 2007	rr_AnnualReturn2007	3.32%
Annual Return 2008	rr_AnnualReturn2008	(0.39%)
Annual Return 2009	rr_AnnualReturn2009	6.92%
Annual Return 2010	rr_AnnualReturn2010	2.36%
Annual Return 2011	rr_AnnualReturn2011	5.10%
Annual Return 2012	rr_AnnualReturn2012	4.33%
Annual Return 2013	rr_AnnualReturn2013	0.60%
Annual Return 2014	rr_AnnualReturn2014	4.55%
Annual Return 2015	rr_AnnualReturn2015	1.53%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +1.99%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.99%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.42%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.00%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(2.48%)
5 Years	rr_AverageAnnualReturnYear05	2.37%
10 Years	rr_AverageAnnualReturnYear10	2.74%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1994
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Strategic Municipal Bond Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.57%)
5 Years	rr_AverageAnnualReturnYear05	2.17%
10 Years	rr_AverageAnnualReturnYear10	2.64%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1994
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Strategic Municipal Bond Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.81%)
5 Years	rr_AverageAnnualReturnYear05	2.18%
10 Years	rr_AverageAnnualReturnYear10	2.66%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1994
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Strategic Municipal Bond Fund) | Class B
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.57%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 660
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	796
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,055
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,571
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	160
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	496
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,571
1 Year	rr_AverageAnnualReturnYear01	(4.33%)
5 Years	rr_AverageAnnualReturnYear05	2.05%
10 Years	rr_AverageAnnualReturnYear10	2.63%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 21, 1985
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Strategic Municipal Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.57%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 260
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,867
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	160
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	496
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,867
1 Year	rr_AverageAnnualReturnYear01	(0.23%)
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	2.40%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug. 18, 1997
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Ultra Short-Term Municipal Income Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax, consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 59 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

  up to 20% of the Fund's total assets in securities whose interest is subject to federal AMT; and

  up to 10% of the Fund's total assets in below investment-grade municipal securities.

We invest principally in short-term municipal securities of states, territories and possessions of the United States whose interest is exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities whose interest is subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 1 year or less.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2009	+2.36%
Lowest Quarter: 2nd Quarter 2015	-0.23%
Year-to-date total return as of 9/30/2016 is +0.22%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015 (returns reflect applicable sales charges)	[42]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Ultra Short-Term Municipal Income Fund) | Bloomberg Barclays 1 Year Municipal Bond Index (1-2) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.61%
5 Years	rr_AverageAnnualReturnYear05	0.88%
10 Years	rr_AverageAnnualReturnYear10	2.11%
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Ultra Short-Term Municipal Income Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.67%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 267
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	427
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,104
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)	[42]
Annual Return 2006	rr_AnnualReturn2006	3.13%
Annual Return 2007	rr_AnnualReturn2007	3.98%
Annual Return 2008	rr_AnnualReturn2008	2.55%
Annual Return 2009	rr_AnnualReturn2009	5.80%
Annual Return 2010	rr_AnnualReturn2010	1.20%
Annual Return 2011	rr_AnnualReturn2011	1.29%
Annual Return 2012	rr_AnnualReturn2012	0.73%
Annual Return 2013	rr_AnnualReturn2013	0.31%
Annual Return 2014	rr_AnnualReturn2014	0.28%
Annual Return 2015	rr_AnnualReturn2015	0.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +0.22%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.22%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.36%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 2nd Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.23%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	(1.89%)
5 Years	rr_AverageAnnualReturnYear05	0.14%
10 Years	rr_AverageAnnualReturnYear10	1.72%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2000
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Ultra Short-Term Municipal Income Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.90%)
5 Years	rr_AverageAnnualReturnYear05	0.13%
10 Years	rr_AverageAnnualReturnYear10	1.71%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2000
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Ultra Short-Term Municipal Income Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.95%)
5 Years	rr_AverageAnnualReturnYear05	0.22%
10 Years	rr_AverageAnnualReturnYear10	1.73%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2000
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Ultra Short-Term Municipal Income Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.42%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 245
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	466
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	811
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,784
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	145
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	466
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	811
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,784
1 Year	rr_AverageAnnualReturnYear01	(1.61%)
5 Years	rr_AverageAnnualReturnYear05	(0.18%)
10 Years	rr_AverageAnnualReturnYear10	1.18%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Wisconsin Tax-Free Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax and Wisconsin individual income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 59 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[37]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities whose interest is exempt from federal income tax, including federal alternative minimum tax (AMT), and Wisconsin individual income tax;

  up to 20% of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT;

  up to 10% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities whose interest is exempt from federal income tax, including federal AMT, and Wisconsin individual income tax. Our investment holdings may include municipal securities issued by the state of Wisconsin and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States or any other state that would be exempt from Wisconsin taxes. The Fund may invest in debt obligations issued by Puerto Rico. As part of our investment strategy, we may purchase appropriation bonds including municipal leases. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities whose interest is subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

The Fund is considered to be non-diversified.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund's losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.

Puerto Rico Municipal Securities Risk. Events in Puerto Rico are likely to affect a Fund's investments in Puerto Rico municipal securities. The majority of Puerto Rico's debt is issued by the major public agencies that are responsible for many of the island's public functions, such as water, wastewater, highways, electricity, education and public construction. Certain risks specific to Puerto Rico include persistent budget deficits and related fiscal and financial challenges, a high unemployment rate, and significant underfunded pension liabilities.

State Emphasis Risk. Securities issued by a particular state and its subdivisions, authorities, instrumentalities and corporations are subject to the risk of unfavorable developments occurring in such state. Such developments may adversely impact the liquidity and value of the municipal securities in which a Fund invests and, in turn, adversely impact the value of the Fund's shares.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+4.05%
Lowest Quarter: 4th Quarter 2010	-2.50%
Year-to-date total return as of 9/30/2016 is +1.92%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015 (returns reflect applicable sales charges)	[43]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class C shares. After-tax returns for the Class A shares will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class C shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Wisconsin Tax-Free Fund) | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	4.72%
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Wisconsin Tax-Free Fund) |
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.18%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	4.81%
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Wisconsin Tax-Free Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[30]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.70%	[44]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 518
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	711
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	920
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,521
1 Year	rr_AverageAnnualReturnYear01	(1.99%)
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Wisconsin Tax-Free Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.45%	[44]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 248
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	507
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	891
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,968
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	148
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	507
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	891
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,968
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class C as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)	[43]
Annual Return 2006	rr_AnnualReturn2006	3.79%
Annual Return 2007	rr_AnnualReturn2007	2.52%
Annual Return 2008	rr_AnnualReturn2008	(2.53%)
Annual Return 2009	rr_AnnualReturn2009	9.82%
Annual Return 2010	rr_AnnualReturn2010	1.84%
Annual Return 2011	rr_AnnualReturn2011	7.06%
Annual Return 2012	rr_AnnualReturn2012	3.63%
Annual Return 2013	rr_AnnualReturn2013	(1.86%)
Annual Return 2014	rr_AnnualReturn2014	6.15%
Annual Return 2015	rr_AnnualReturn2015	1.90%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +1.92%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.92%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.05%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.50%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
1 Year	rr_AverageAnnualReturnYear01	0.90%
5 Years	rr_AverageAnnualReturnYear05	3.33%
10 Years	rr_AverageAnnualReturnYear10	3.17%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2002
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Wisconsin Tax-Free Fund) | Class C | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.90%
5 Years	rr_AverageAnnualReturnYear05	3.20%
10 Years	rr_AverageAnnualReturnYear10	3.05%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2002
(WFA Municipal Income Funds - Classes A, B and C) | (Wells Fargo Wisconsin Tax-Free Fund) | Class C | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.17%
5 Years	rr_AverageAnnualReturnYear05	3.01%
10 Years	rr_AverageAnnualReturnYear10	2.96%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2002

[1]	The Manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[3]	Performance Since 1/31/2013
[4]	The Manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.75% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.
[6]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares.
[7]	The Manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	Historical performance shown for the Administrator class of the Fund prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Strategic Municipal Bond Fund.
[9]	The Manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.68% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[10]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares.
[11]	The Manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[12]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.
[13]	The Manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[14]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for Institutional Class would be higher. The Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.
[15]	The Manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.60% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[16]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[17]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.
[18]	The Manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[19]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for Institutional Class would be higher. The Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.
[20]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.
[21]	The Manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[22]	Historical performance shown for the Institutional Class of the Fund prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen North Carolina Municipal Bond Fund.
[23]	Historical performance shown for the Institutional Class of the Fund prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Pennsylvania Municipal Bond Fund.
[24]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.
[25]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Strategic Municipal Bond Fund.
[26]	The Manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[27]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares, and is not adjusted to reflect Class Institutional expenses. If these expenses had been included, returns for Institutional Class would be higher. The Class A annual returns are substantially similar to what the Institutional Class annual returns would be because the Class A and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.
[28]	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.40% if redeemed within 12 months from the date of purchase.
[29]	The Manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[30]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
[31]	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares.
[32]	The Manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.85% for Class A and 1.60% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[33]	Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class A shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares (except during those periods in which the expenses of Class A shares would have been higher than those of the Investor Class shares.) If these expenses had not been included, returns would be higher.
[34]	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.50% if redeemed within 12 months from the date of purchase.
[35]	Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen North Carolina Municipal Bond Fund.
[36]	Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Pennsylvania Municipal Bond Fund.
[37]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[38]	Performance shown reflects calendar year total returns for Class C shares, rather than Class A shares, because Class C shares have the longest period of annual returns. Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the Investor Class shares (except during those periods in which the expenses of Class A shares would have been higher than those of the Investor Class shares). If these expenses had not been included, returns would be higher.
[39]	The Manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[40]	Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Strategic Municipal Bond Fund.
[41]	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
[42]	Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares through June 19, 2008 includes Advisor Class expenses. Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares.
[43]	Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the Investor Class shares (except during those periods in which the expenses of Class A shares would have been higher than those of the Investor Class shares). If these expenses had not been included, returns would be higher. Performance shown reflects calendar year total returns for Class C shares, rather than Class A shares, because Class C shares have the longest period of annual returns.
[44]	The Manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.